SUPPLEMENT TO THE PROSPECTUSES

and STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO INCOME FUNDS

Wells Fargo Core Plus Bond Fund
Wells Fargo Government Securities Fund

(the “Funds”)

Effective immediately, all references to Ashok Bhatia, CFA in the Funds’ prospectuses and Statement of Additional Information are hereby removed.

I. Core Plus Bond Fund

Effective immediately, Michael J. Schueller, CFA, of Wells Capital Management Incorporated is added as a Portfolio Manager for the Fund. A biographical description for Mr. Schueller is included among the Portfolio Manager biographies listed for the Fund as follows:

“Mr. Schueller joined Wells Capital Management or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager and Senior Research Analyst specializing in high-yield securities.”

The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Michael J. Schueller, CFA	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$1.48B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$333M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Michael J. Schueller, CFA [1]	Core Plus Bond Fund	$0

1Mr. Schueller became portfolio manager of the Fund on May 23, 2017. The information presented in this table is as of February 28, 2017.

II. Government Securities Fund

Effective immediately, Michal Stanczyk, of Wells Capital Management Incorporated is added as a Portfolio Manager for the Fund. A biographical description for Mr. Stanczyk is included among the Portfolio Manager biographies listed for the Fund as follows:

“Mr. Stanczyk joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager in the Fixe d Income team. He was a Research Analyst prior to becoming a Portfolio Manager in 2015.”

The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Michal Stanczyk	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$804M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Michal Stanczyk[1]	Government Securities Fund	$0

1Mr. Stanczyk became portfolio manager of the Fund on May 23, 2017. The information presented in this table is as of February 28, 2017.

May 23, 2017                                                                                                                     IFAM057/P1003SP